SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of ordinary shares reflected in the condensed consolidated balance sheets

At December 31, 2021 and 2020, the ordinary shares reflected in the consolidated balance sheets are reconciled in the following table:

Gross proceeds	$276,000,000
Less:
Proceeds allocated to Public Warrants	(11,454,000)
Class A common stock issuance costs	(15,179,927)
Plus:
Remeasurement of carrying value to redemption value	26,667,374

Common stock subject to possible redemption, 12/31/20	276,033,447
Remeasurement of carrying value to redemption value	(33,447)
Common stock subject to possible redemption, 12/31/21	$276,000,000

Schedule of Earnings Per Share, Basic and Diluted

Basic and diluted loss per share attributable to common stockholders was calculated as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Numerator:
Net loss	$(12,513)	$(24,739)	$(18,216)	$(43,325)
Accretion of redeemable convertible preferred stock to redemption value	—	(82,365)	(37,934)	(116,126)
Accretion of noncontrolling interest put option to redemption value	(85)	(96)	(173)	(190)
Net loss attributable to common stockholders	$(12,598)	$(107,200)	$(56,323)	$(159,641)
Denominator:
Weighted average common shares outstanding, basic and diluted	72,423,043	5,589,728	67,609,838	5,592,911
Net loss per share, basic and diluted	$(0.17)	$(19.18)	$(0.83)	$(28.54)

			For the Period from
			February 14, 2020
			(Inception) Through
	Year Ended December 31,		December 31,
	2021		2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(10,318,466)	$(2,579,616)	$(10,719,238)	$(4,575,622)
Denominator:
Basic and diluted weighted average stock outstanding	27,600,000	6,900,000	15,218,692	6,496,262
Basic and diluted net loss per common share	$(0.37)	$(0.37)	$(0.70)	$(0.70)